UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                      (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:    317-917-7000

Date of fiscal year end:  12/31_

Date of reporting period:   9/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

3 to 1 Strategic Income Fund
Schedule of Investments
September 30, 2011
(Unaudited)

	Principal
Corporate Bonds - 21.63%	Amount	Fair Value

American Casino & Entertainment Properties, Inc., 11.000%, 06/15/2014	691,000	671,997
Caesars Entertainment, 11.250%, 06/01/2017	688,000	697,460
Exco Resources, Inc., 7.500%, 09/15/2018	592,000	523,920
MetroPCS Wireless, Inc., 7.875%, 09/01/2018	197,000	192,075
MGM Resorts International, 11.375%, 03/01/2018	720,000	723,600
Sprint Capital Corp., 8.750%, 03/15/2032	381,000	332,899

TOTAL CORPORATE BONDS (Cost $3,305,003)		3,141,951

Convertible Corporate Bonds - 7.39%

Energy Conversion Devices, Inc., 3.000%, 06/15/2013	$1,433,000	$652,015
JA Solar Holdings Co., Ltd., 4.500%, 05/15/2013 (a)	624,000	421,200

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,695,828)		1,073,215

Common Stock - 0.00%

Trump Entertainment Resorts, Inc. (b) (c)	372	-

TOTAL COMMON STOCK (Cost $629,737)		-

TOTAL INVESTMENTS (Cost $5,630,568) - 29.02%		$4,215,166

Other assets less liabilities - 70.98%		10,311,087

TOTAL NET ASSETS - 100.00%		$14,526,253

(a) Foreign convertible bond denominated in U.S. Dollars.
(b) Trump Entertainment Resorts converted from debt to equity due to bankruptcy/liquidation. The shares are unregistered and restricted for resale.
(c) Non-income producing.

Tax Related
Unrealized appreciation		$774
Unrealized depreciation		(1,430,730)
Net unrealized depreciation		(1,429,956)

Aggregate cost of securities for income tax purposes		$5,645,122

3 to 1 Funds
Related Notes to the Schedule of Investments
September 30, 2011
(Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indices of securities based on a statistical analysis of the historical relationship and are categorized in level 1.  Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

3 to 1 Funds
Related Notes to the Schedule of Investments - continued
September 30, 2011
(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds and convertible corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at September 30, 2011 in valuing the Strategic Income Fund’s investments:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Corporate Bonds	$-	$3,141,951	$-	$3,141,951

Convertible Corporate Bonds	-	1,073,215	-	1,073,215

Common Stock	-	-	*0	0

Short-Term Investments	-	-	-	-

Total	$-	$4,215,166	$-	$4,215,166
*Refer to the Schedule of Investments for industry classifications.

3 to 1 Funds
Related Notes to the Schedule of Investments - continued
September 30, 2011
(Unaudited)

At December 31, 2009, the Strategic Income Fund held a bond issued by Trump Entertainment Resorts.  During the previous fiscal year, the underlying issuer reorganized and exchanged the outstanding bonds with common stock of the new company.  During the previous year, until the reorganization occurred, the original bond was classified within Level 2 of the hierarchy.  The transfer of the bond out of Level 2 was reflected at the end of the year, at which time the fair value of the bond was $0.  The common stock received by the Strategic Income Fund has been fair valued at $0 and classified within Level 3 of the hierarchy since the reorganization took place.  The Fund did not purchase, sell, or hold any other Level 3 securities during the period.  The Funds did not hold any derivative instruments during the reporting period.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of September 30, 2011.  The amount of transfers in/out are reflected at the securities’ fair value on the date of transfer.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

The 3 to 1 Diversified Equity Fund and 3 to 1 Strategic Income Fund closed on October 14, 2011. As of September 30, 2011, the 3 to 1 Diversified Equity Fund had liquidated all of its security holdings into cash. Because the 3 to 1 Diversified Equity Fund held no securities at September 30, 2011, it is not included in this Form NQ. As of September 30, 2011, the 3 to 1 Diversified Equity Fund had net assets of $23,288,738.

Crawford Dividend Growth Fund
Schedule of Investments
September 30, 2011
(Unaudited)

		Fair
Common Stocks - 96.81%	Shares	Value

Consumer Discretionary - 11.76%
Genuine Parts Co.	37,595	$1,909,826
Omnicom Group, Inc.	49,160	1,811,054
Target Corp.	40,090	1,966,014
Wolverine World Wide, Inc.	54,960	1,827,420
		7,514,314

Consumer Staples - 5.84%
PepsiCo, Inc.	29,740	1,840,906
Procter & Gamble Co./The	29,900	1,889,082
		3,729,988

Energy - 12.73%
Baker Hughes, Inc.	25,560	1,179,850
Chevron Corp.	21,120	1,954,022
Energen Corp.	39,880	1,630,693
Ensco PLC (a)	31,780	1,284,865
Exxon Mobil Corp.	28,690	2,083,755
		8,133,185

Financials - 15.13%
ACE Ltd.	31,810	1,927,686
Brown & Brown, Inc.	106,910	1,902,998
Cullen/Frost Bankers, Inc.	41,670	1,910,986
PartnerRe Ltd.	37,370	1,953,330
T. Rowe Price Group, Inc.	41,190	1,967,646
		9,662,646

Healthcare - 18.41%
Cardinal Health, Inc.	43,140	1,806,703
Eli Lilly & Co.	51,265	1,895,267
Johnson & Johnson	29,875	1,903,336
Merck & Co., Inc.	63,340	2,071,851
Stryker Corp.	43,550	2,052,512
Teva Pharmaceutical Industries Ltd. (a)	54,460	2,027,001
		11,756,670

Industrials - 11.70%
General Dynamics Corp.	33,740	1,919,469
Illinois Tool Works, Inc.	33,800	1,406,080
United Parcel Service, Inc. - Class B	30,880	1,950,072
W.W. Grainger, Inc.	14,690	2,196,743
		7,472,364

Information Technology - 12.49%
Intel Corp.	101,460	2,164,142
International Business Machines Corp. (IBM)	11,625	2,034,724
Linear Technology Corp.	77,500	2,142,875
Paychex, Inc.	61,970	1,634,149
		7,975,890

Materials - 5.89%
Air Products & Chemicals, Inc.	24,760	1,890,921
Greif, Inc. - Class A	43,640	1,871,720
		3,762,641

Telecommunication Services - 2.86%
AT&T, Inc.	64,070	1,827,276

TOTAL COMMON STOCKS (Cost $61,255,298)		61,834,974

Money Market Securities - 6.61%
Federated Prime Obligations Fund, 0.13% (b)	4,220,686	4,220,686

TOTAL MONEY MARKET SECURITIES (Cost $4,220,686)		4,220,686

TOTAL INVESTMENTS (Cost $65,475,984) - 103.42%		$66,055,660

Liabilities in excess of other assets - (3.42)%		(2,181,678)

TOTAL NET ASSETS - 100.00%		$63,873,982

(a) American Depositary Receipt.
(b) Rate disclosed is the seven day yield as of September 30, 2011.
PLC - Public Liability Co.

Tax Related
Unrealized appreciation	$4,681,449
Unrealized depreciation	(4,416,331)
Net unrealized appreciation	$265,118

Aggregate cost of securities for income tax purposes	$65,790,542

Crawford Dividend Growth Fund
Notes to the Schedule of Investments
September 30, 2011
(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

Crawford Dividend Growth Fund
Notes to the Schedule of Investments - continued
September 30, 2011
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.  These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at September 30, 2011, in valuing the Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$61,834,974	$-	$-	$61,834,974

Money Market Securities	4,220,686	-	-	4,220,686

Total	$66,055,660	$-	$-	$66,055,660
   *Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  During the period ended September 30, 2011, there were no significant transfers between levels.  The amount of transfers in/out are reflected at the securities’ fair value on the date of transfer.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of November 29, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By  /s/ Brian L. Blomquist
      Brian L. Blomquist, President

Date            11/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Brian L. Blomquist
       Brian L. Blomquist, President

Date            11/29/2011

By   /s/ Robert W. Silva
      Robert W. Silva, Treasurer

Date           11/29/2011